Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the period	£ (211,405)	£ (169,870)	£ (203,975)
Recognized in revenue during the period	154,287	174,498	146,080
Cash received/amounts invoiced during the period	(113,078)	(216,033)	(111,975)
Contract liabilities - deferred revenue at end of the period	(170,196)	(211,405)	(169,870)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of the period	19,528	59,847	39,778
Recognized in revenue during the period	58,030	16,393	94,657
Cash received/amounts invoiced during the period	(12,328)	(56,712)	(74,588)
Contract assets - accrued revenue at end of the period	65,230	19,528	59,847
Contract liabilities - deferred revenue at beginning of the period	(205,490)	(165,724)	(198,628)
Recognized in revenue during the period	154,287	174,498	146,080
Cash received/amounts invoiced during the period	(113,078)	(216,033)	(111,975)
Reclassified between current and non-current during the period	229	1,769	(1,201)
Contract liabilities - deferred revenue at end of the period	(164,052)	(205,490)	(165,724)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the period	(5,915)	(4,146)	(5,347)
Reclassified between current and non-current during the period	(229)	(1,769)	1,201
Contract liabilities - deferred revenue at end of the period	£ (6,144)	£ (5,915)	£ (4,146)